Summary of Condensed Financial Statements (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Sep. 30, 2023	Oct. 31, 2022	Sep. 30, 2022
Assets
Total assets	$ 1,957,024		$ 1,917,528
Liabilities
Total liabilities	1,844,917		1,806,145
Total net revenues	50,492		49,032
Total other comprehensive income (loss)	$ 676		$ (4,294)
Charles Schwab Corporation [member]
Assets
Total assets		$ 644,139		$ 797,759
Liabilities
Total liabilities		592,923		746,596
Total net revenues		26,811		25,533
Total net income available to common stockholders		7,483		8,014
Total other comprehensive income (loss)		3,247		(31,223)
Total comprehensive income (loss)		$ 10,730		$ (23,209)